As filed with the Securities and Exchange Commission on July 26, 1999.
                                                              File No. 333-66935
                                                                       811-07622


                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D. C. 20549

                                      FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]
                                ---
     Post-Effective Amendment No.  1                                  [X]
                                  ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.  29                                                [X]
                   ---

                            PUTNAM CAPITAL MANAGER TRUST
                                SEPARATE ACCOUNT TWO
                             (Exact Name of Registrant)

                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                (Name of Depositor)

                                   P. O. Box 2999
                              Hartford, CT  06104-2999
                     (Address of Depositor's Principal Offices)

                                   (860) 843-4891
                (Depositor's Telephone Number, Including Area Code)

                                     Brian Lord
                                   Hartford Life
                                   P. O. Box 2999
                              Hartford, CT  06104-2999
                      (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
     -------
               on ______________, 1999 pursuant to paragraph (b) of Rule 485
     -------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -------
               on ______________, 1999 pursuant to paragraph (a)(1) of Rule 485
     -------
               this post-effective amendment designates a new effective date for
     -------   a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                               CROSS REFERENCE SHEET
                              PURSUANT TO RULE 495(A)


     N-4 ITEM NO.                       PROSPECTUS HEADING
   --------------------------------------------------------

1.   Cover Page                         Putnam Capital Manager Trust
                                        Separate Account Two

2.   Definitions                        Glossary of Special Terms

3.   Synopsis or Highlights             Summary

4.   Condensed Financial                Yield Information
     Information

5.   General Description of             Hartford Life and Annuity Insurance
     The Funds
     Registrant                         The Separate  Account, The Fixed
                                        Account, and The Funds

6.   Deductions                         Contract Charges

7.   General Description of             The Contract, The Separate
     Annuity Contracts                  Account, Fixed Account, and Surrenders

8.   Annuity Period                     Settlement Provisions

9.   Death Benefit                      Death Benefits

10.  Purchases and Contract Value       The Contract, The Contract Offered, and
                                        Contract Value

11.  Redemptions                        Surrenders

12.  Taxes                              Federal Tax Considerations

13.  Legal Proceedings                  Legal Matters and Experts

14.  Table of Contents of the           Table of Contents to
     Statement of Additional            Statement of Additional
     Information                        Information

15.  Cover Page                         Part B; Statement of Additional
                                        Information

16.  Table of Contents                  Table of Contents

17.  General Information and History    Summary

18.  Services                           None

19.  Purchase of Securities             Distribution of Contracts
     being Offered

20.  Underwriters                       Distribution of Contracts

21.  Calculation of Performance Data    Calculation of Yield and Return

22.  Annuity Payments                   Settlement Provisions

23.  Financial Statements               Financial Statements

24.  Financial Statements and           Financial Statements and
     Exhibits                           Exhibits

25.  Directors and Officers of the      Directors and Officers of the
     Depositor                          Depositor

26.  Persons Controlled by or Under     Persons Controlled by or Under
     Common Control with the            Common Control with the Depositor
     Depositor or Registrant            or Registrant

27.  Number of Contract Owners          Number of Contract Owners

28.  Indemnification                    Indemnification

29.  Principal Underwriters             Principal Underwriters

30.  Location of Accounts and           Location of Accounts and Records
     Records

31.  Management Services                Management Services

32.  Undertakings                       Undertakings

                                      PART A

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
PUTNAM HARTFORD CAPITAL MANAGER A VARIABLE ANNUITY
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT



P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone:1-800-521-0538


--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase the Putnam Hartford Capital Manager A variable annuity. Please read it carefully.



The Putnam Hartford Capital Manager A variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:



X  Flexible, because you may add Premium Payments at any time.



X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.



X Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.



At the time you purchase your Annuity, you allocate your Net Premium Payment, which is any purchase payment less the sales charge and any premium taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:



- Putnam Asia Pacific Growth Sub-Account which purchases Class IA shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust



- Putnam Diversified Income Sub-Account which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust



- Putnam The George Putnam Fund of Boston Sub-Account which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust



- Putnam Global Asset Allocation Sub-Account which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust



- Putnam Global Growth Sub-Account which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust



- Putnam Growth and Income Sub-Account which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust



- Putnam Health Sciences Sub-Account which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust



- Putnam High Yield Sub-Account which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust



- Putnam Income Sub-Account (formerly Putnam U.S. Government and High Quality Bond Sub-Account) which purchases Class IA shares of Putnam VT Income Fund (formerly Putnam VT U.S. Government and High Quality Bond Fund) of Putnam Variable Trust



- Putnam International Growth Sub-Account which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust



- Putnam International Growth and Income Sub-Account which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust


                            1     - PROSPECTUS

- Putnam International New Opportunities Sub-Account which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust



- Putnam Investors Sub-Account which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust



- Putnam Money Market Sub-Account which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust



- Putnam New Opportunities Sub-Account which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust



- Putnam New Value Sub-Account which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust



- Putnam OTC & Emerging Growth Sub-Account which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust



- Putnam Research Sub-Account which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust



- Putnam Small Cap Value Sub-Account which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust



- Putnam Utilities Growth and Income Sub-Account which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust



- Putnam Vista Sub-Account which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust



- Putnam Voyager Sub-Account which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust



You may also allocate some or all of your Net Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.



If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.



Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).



This Annuity IS NOT:



- A bank deposit or obligation



- Federally insured



- Endorsed by any bank or governmental agency



This Annuity may not be available for sale in all states.



Prospectus Dated: May 3, 1999
Statement of Additional Information Dated: May 3, 1999


                            2     - PROSPECTUS

TABLE OF CONTENTS
      -------------------------------------------------------------------

                                                                         Page
 ----------------------------------------------------------------------------
    Definitions                                                            4
 ----------------------------------------------------------------------------
    Fee Table                                                              6
 ----------------------------------------------------------------------------
    Annual Fund Operating Expenses                                         7
 ----------------------------------------------------------------------------
    Accumulation Unit Values                                              10
 ----------------------------------------------------------------------------
    Highlights                                                            13
 ----------------------------------------------------------------------------
    General Contract Information                                          14
 ----------------------------------------------------------------------------
       Hartford Life and Annuity Insurance Company                        14
 ----------------------------------------------------------------------------
       The Separate Account                                               14
 ----------------------------------------------------------------------------
       The Funds                                                          15
 ----------------------------------------------------------------------------
    Performance Related Information                                       17
 ----------------------------------------------------------------------------
    The Fixed Accumulation Feature                                        18
 ----------------------------------------------------------------------------
    The Contract                                                          19
 ----------------------------------------------------------------------------
       Purchases and Contract Value                                       19
 ----------------------------------------------------------------------------
       Charges and Fees                                                   21
 ----------------------------------------------------------------------------
       Death Benefit                                                      22
 ----------------------------------------------------------------------------
       Surrenders                                                         24
 ----------------------------------------------------------------------------

                                                                         Page
 ----------------------------------------------------------------------------

    Annuity Payouts                                                       26
 ----------------------------------------------------------------------------
    Other Programs Available                                              28
 ----------------------------------------------------------------------------
    Other Information                                                     28
 ----------------------------------------------------------------------------
       Year 2000                                                          29
 ----------------------------------------------------------------------------
       Legal Matters and Experts                                          30
 ----------------------------------------------------------------------------
       More Information                                                   30
 ----------------------------------------------------------------------------
    Federal Tax Considerations                                            31
 ----------------------------------------------------------------------------
       A. General                                                         31
 ----------------------------------------------------------------------------
       B. Taxation of Hartford and the Separate Account                   31
 ----------------------------------------------------------------------------
       C. Taxation of Annuities - General Provisions Affecting
          Purchasers Other Than Qualified Retirement Plans                31
 ----------------------------------------------------------------------------
       D. Federal Income Tax Withholding                                  34
 ----------------------------------------------------------------------------
       E. General Provisions Affecting Tax-Qualified Retirement Plans     34
 ----------------------------------------------------------------------------
       F. Annuity Purchases By Nonresident Aliens and Foreign
          Corporations                                                    34
 ----------------------------------------------------------------------------
    Appendix I - Information Regarding Tax-Qualified Retirement Plans     35
 ----------------------------------------------------------------------------
    Table of Contents to Statement of Additional Information              38
 ----------------------------------------------------------------------------


                            3     - PROSPECTUS

DEFINITIONS

      -------------------------------------------------------------------


These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.



ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.



ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.



ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.



ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.



ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Net Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.



ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.



ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.



ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.



ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.



ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.



ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.



ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.



ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.



BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.



CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.



CODE: The Internal Revenue Code of 1986, as amended.



COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.



CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.



CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.



CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.



CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.



CONTRACT VALUE: The total value of the Accounts on any Valuation Day.



CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.



DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.



DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.



FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".



GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.



HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.



INTEREST ACCUMULATION VALUE: This is the amount that we use for the purpose of calculating the optional interest accumulation death benefit.



JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may


                            4     - PROSPECTUS
name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.



MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.



NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.



NET PREMIUM PAYMENT: This is your premium payment minus any sales charge or premium tax, or any other fee that we take prior to allocating payments according to your instructions.



NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.



PAYEE: The person or party you designate to receive Annuity Payouts.



PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.



PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.



REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.



SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.



SURRENDER: A complete or partial withdrawal from your Contract.



SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.



VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.


                            5     - PROSPECTUS

FEE TABLE

      -------------------------------------------------------------------


CONTRACT OWNER TRANSACTION EXPENSES


-------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE IMPOSED ON PURCHASES (as a
 percentage of premium payments):                                                   5.5%
-------------------------------------------------------------------------------------------
RANGE OF SALES CHARGES IMPOSED ON PURCHASES (as a
 percentage of premium payments):

                                                              CUMULATIVE
                                                               PREMIUM
                                                               PAYMENT         SALES CHARGE
-------------------------------------------------------------------------------------------
                                                         Up to $49,999.99           5.5%
-------------------------------------------------------------------------------------------
                                                         $50,000 to
                                                         $99,999.99                 4.5%
-------------------------------------------------------------------------------------------
                                                         $100,000 to
                                                         $249,999.99                3.5%
-------------------------------------------------------------------------------------------
                                                         $250,000 to
                                                         $499,999.99                2.5%
-------------------------------------------------------------------------------------------
                                                         $500,000 to
                                                         $999,999.99                2.0%
-------------------------------------------------------------------------------------------
                                                         $1,000,000 and over        1.0%
-------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                                                         $ 30
-------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of
 average Sub-Account Value)
 MORTALITY AND EXPENSE RISK CHARGE                                                 0.80%
-------------------------------------------------------------------------------------------
OPTIONAL CHARGES:
  OPTIONAL INTEREST ACCUMULATION CHARGE (as a
   percentage of Sub-Account Value)                                                0.15%
-------------------------------------------------------------------------------------------



(1) Length of time from Premium Payment.


(2) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.



The purpose of the Fee Table and Examples are to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.



These EXAMPLES should not be considered representations of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.08% annual charge.


                            6     - PROSPECTUS

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                                                               Total Fund
                                                         Management                            Operating
                                                            Fees                                Expenses
                                                         including    12b-1      Other         including
                                                          waivers     Fees      Expenses        waivers
----------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                        0.800%      0.15 %    0.320%          1.270%
----------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                         0.670%      0.15 %    0.110%          0.930%
----------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston (1)(2)         0.490%      0.15 %    0.360%          1.000%
----------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                    0.650%      0.15 %    0.130%          0.930%
----------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                              0.600%      0.15 %    0.120%          0.870%
----------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                          0.460%      0.15 %    0.040%          0.650%
----------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (1)(2)                     0.560%      0.15 %    0.340%          1.050%
----------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                 0.640%      0.15 %    0.070%          0.860%
----------------------------------------------------------------------------------------------------------
Putnam VT Income Fund (formerly Putnam VT U.S.
 Government and High Quality Bond Fund)                   0.600%      0.15 %    0.070%          0.820%
----------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                       0.800%      0.15 %    0.270%          1.220%
----------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund            0.800%      0.15 %    0.190%          1.140%
----------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund (2)        1.180%      0.15 %    0.420%          1.520%
----------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund (1)(2)                           0.520%      0.15 %    0.330%          1.000%
----------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                               0.450%      0.15 %    0.080%          0.680%
----------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                          0.560%      0.15 %    0.050%          0.760%
----------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                  0.700%      0.15 %    0.110%          0.960%
----------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (1)(2)               0.560%      0.15 %    0.340%          1.050%
----------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (1)(2)                            0.370%      0.15 %    0.480%          1.000%
----------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (1)                        0.800%      0.15 %    0.590%          1.540%
----------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                0.650%      0.15 %    0.070%          0.870%
----------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                      0.650%      0.15 %    0.120%          0.920%
----------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                    0.540%      0.15 %    0.040%          0.730%
----------------------------------------------------------------------------------------------------------



(1) Based on estimated expenses for the first fiscal year.


(2) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:


                                                                                       Management     12b-1        Other
                                                                                          Fees         Fees      Expenses
---------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                                                0.650%         0.15%      0.360%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                                            0.700%         0.15%      0.340%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                                            1.200%         0.15%      0.420%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                                                  0.650%         0.15%      0.330%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                                                      0.700%         0.15%      0.340%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                                                   0.650%         0.15%      0.480%
---------------------------------------------------------------------------------------------------------------------------

                                                                                      Total Fund
                                                                                       Expenses
------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                                                1.160%
------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                                            1.190%
------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                                            1.770%
------------------------------------------------------------------------------------
Putnam VT Investors Fund                                                                  1.130%
------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                                                      1.190%
------------------------------------------------------------------------------------
Putnam VT Research Fund                                                                   1.280%
------------------------------------------------------------------------------------


                            7     - PROSPECTUS

EXAMPLE


This Example assumes that you did not elect the Optional Interest Accumulation Death Benefit:



                                     If you Surrender your       If you annuitize your
                                     Contract at the end of the  Contract at the end of the  If you do not Surrender
                                     applicable time period you  applicable time period you  your Contract, you would
                                     would pay the following     would pay the following     pay the following expenses
                                     expenses on a $1,000        expenses on a $1,000        on a $1,000 investment,
                                     investment, assuming a 5%   investment, assuming a 5%   assuming a 5% annual
                                     annual return on assets:    annual return on assets:    return on assets:
-----------------------------------------------------------------------------------------------------------------------
                                         1      3      5     10      1      3      5     10      1      3      5     10
Sub-Account                           year  years  years  years   year  years  years  years   year  years  years  years
-----------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth             $80   $126   $175   $294    $26    $81   $138   $294    $26    $81   $139   $294
-----------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income               77    116    157    260     22     70    120    259     23     71    121    260
-----------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of
Boston                                  78    118    161    267     23     72    124    266     24     73    125    267
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation          77    116    157    260     22     70    120    259     23     71    121    260
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                    76    114    154    253     22     68    117    253     22     69    118    253
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                74    107    143    230     19     61    106    229     20     62    107    230
-----------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                  78    119    163    272     24     74    127    271     24     74    127    272
-----------------------------------------------------------------------------------------------------------------------
Putnam High Yield                       76    114    154    252     22     68    117    252     22     69    118    252
-----------------------------------------------------------------------------------------------------------------------
Putnam International Growth             80    125    172    289     25     79    135    289     26     80    136    289
-----------------------------------------------------------------------------------------------------------------------
Putnam International Growth and
Income                                  79    122    168    281     24     77    131    280     25     77    132    281
-----------------------------------------------------------------------------------------------------------------------
Putnam International New
Opportunities                           85    141    199    341     31     95    162    341     31     96    163    341
-----------------------------------------------------------------------------------------------------------------------
Putnam Investors                        78    118    161    267     23     72    124    266     24     73    125    267
-----------------------------------------------------------------------------------------------------------------------
Putnam Money Market                     74    108    144    233     20     62    108    233     20     63    108    233
-----------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                75    111    148    242     21     65    112    241     21     66    112    242
-----------------------------------------------------------------------------------------------------------------------
Putnam New Value                        77    117    159    263     23     71    122    262     23     72    123    263
-----------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging                   78    119    163    272     24     74    127    271     24     74    127    272
-----------------------------------------------------------------------------------------------------------------------
Putnam Income                           76    112    151    248     21     67    115    247     22     67    115    248
-----------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income      76    114    154    253     22     68    117    253     22     69    118    253
-----------------------------------------------------------------------------------------------------------------------
Putnam Vista                            77    115    157    259     22     70    120    258     23     70    121    259
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager                          75    110    147    239     20     64    110    238     21     65    111    239
-----------------------------------------------------------------------------------------------------------------------
Putnam Research                         78    118    N/A    N/A     23     72    N/A    N/A     24     73    N/A    N/A
-----------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                  83    134    N/A    N/A     29     89    N/A    N/A     29     89    N/A    N/A
-----------------------------------------------------------------------------------------------------------------------


                            8     - PROSPECTUS

EXAMPLE


The following example assumes that the Optional Interest Accumulation Death Benefit was elected:



                                     If you surrender your       If you annuitize your
                                     Contract at the end of the  Contract at the end of the  If you do not surrender applicable time period you  applicable time period you  your Contract, you would
                                     would pay the following     would pay the following     pay the following expenses
                                     expenses on a $1,000        expenses on a $1,000        on a $1,000 investment,
                                     investment, assuming a 5%   investment, assuming a 5%   assuming a 5% annual
                                     annual return on assets:    annual return on assets:    return on assets:
-----------------------------------------------------------------------------------------------------------------------
                                         1      3      5     10      1      3      5     10      1      3      5     10
Sub-Account                           year  years  years  years   year  years  years  years   year  years  years  years
-----------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth             $91   $140   $182   $309    $27    $85   $146   $308    $28    $86   $146   $309
-----------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income               87    129    165    275     24     75    128    274     24     75    129    275
-----------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of
Boston                                  88    132    162    282     25     77    132    281     25     78    132    282
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation          87    129    165    275     24     75    128    274     24     75    129    275
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                    87    128    162    269     23     73    125    268     24     74    126    269
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                85    121    150    246     21     66    114    245     22     67    114    246
-----------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                  89    133    171    287     25     78    134    287     26     79    135    287
-----------------------------------------------------------------------------------------------------------------------
Putnam High Yield                       87    127    161    268     23     73    125    267     24     73    125    268
-----------------------------------------------------------------------------------------------------------------------
Putnam International Growth             90    138    180    304     27     84    143    304     27     84    143    304
-----------------------------------------------------------------------------------------------------------------------
Putnam International Growth and
Income                                  90    136    176    296     26     81    139    296     27     82    140    296
-----------------------------------------------------------------------------------------------------------------------
Putnam International New
Opportunities                           96    154    206    356     32    100    170    355     33    100    170    356
-----------------------------------------------------------------------------------------------------------------------
Putnam Investors                        88    132    168    282     25     77    132    281     25     78    132    282
-----------------------------------------------------------------------------------------------------------------------
Putnam Money Market                     85    122    152    249     21     67    115    248     22     68    116    249
-----------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                86    124    156    258     22     69    119    257     23     70    120    258
-----------------------------------------------------------------------------------------------------------------------
Putnam New Value                        88    130    166    278     24     76    130    277     25     76    130    278
-----------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth            89    133    171    287     25     78    134    287     26     79    135    287
-----------------------------------------------------------------------------------------------------------------------
Putnam Research                         84    123    N/A    N/A     23     72    N/A    N/A     24     73    N/A    N/A
-----------------------------------------------------------------------------------------------------------------------
Putnam Income                           86    126    159    264     23     71    123    263     23     72    123    264
-----------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income      87    128    162    269     23     73    125    268     24     74    126    269
-----------------------------------------------------------------------------------------------------------------------
Putnam Vista                            87    129    164    274     24     74    128    273     24     75    128    274
-----------------------------------------------------------------------------------------------------------------------
Putnam Voyager                          85    123    155    254     22     69    118    254     22     69    119    254
-----------------------------------------------------------------------------------------------------------------------
Putnam Research                         88    132    N/A    N/A     25     77    N/A    N/A     25     78    N/A    N/A
-----------------------------------------------------------------------------------------------------------------------
Putnam SmallCap Value                   94    148    N/A    N/A     30     93    N/A    N/A     31     94    N/A    N/A
-----------------------------------------------------------------------------------------------------------------------


                            9     - PROSPECTUS

ACCUMULATION UNIT VALUES

      -------------------------------------------------------------------


(For an Accumulation Unit outstanding throughout the period)



The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Putnam Small Cap Value Sub-Account because as of December 31, 1998, the Sub-Account had not commenced operation.



                                                                    Year Ended December 31,
                                 1998      1997      1996      1995      1994      1993      1992      1991      1990      1989
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1995)
Accumulation Unit Value at
 beginning of period           $  9.176  $ 10.903  $ 10.135  $ 10.000        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $  8.552  $  9.176  $ 10.903  $ 10.135        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                   3,614     4,108     4,437     1,040        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
 SUB-ACCOUNT
 (Inception date September
 15, 1993)
Accumulation Unit Value at
 beginning of period           $ 12.841  $ 12.127  $ 11.302  $  9.622  $ 10.188  $ 10.000        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 12.489  $ 12.841  $ 12.127  $ 11.302  $  9.622  $ 10.188        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  27,362    24,442    20,955    14,967    13,403     4,428        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
THE GEORGE PUTNAM SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period           $ 10.000        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 21.492        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                   4,571        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET
 ALLOCATION SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $ 27.026  $ 22.902  $ 20.087  $ 16.355  $ 16.988  $ 14.665  $ 13.992  $ 11.922  $ 12.068  $ 10.545
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 30.256  $ 27.026  $ 22.902  $ 20.087  $ 16.355  $ 16.988  $ 14.665  $ 13.992  $ 11.922  $ 12.068
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  16,196    17,958    17,521    16,019    16,507    12,914     8,580     5,829     4,300     3,923
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1990)
Accumulation Unit Value at
 beginning of period           $ 19.497  $ 17.294  $ 14.963  $ 13.119  $ 13.432  $ 10.289  $ 10.472  $  9.233  $ 10.000        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 24.940  $ 19.497  $ 17.294  $ 14.963  $ 13.119  $ 13.432  $ 10.289  $ 10.472  $  9.233        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  34,221    36,912    36,757    29,701    30,285    17,711     7,638     3,800     1,405        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $ 40.036  $ 32.703  $ 27.201  $ 20.178  $ 20.390  $ 18.096  $ 16.720  $ 14.243  $ 14.166  $ 11.848
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 45.567  $ 40.036  $ 32.703  $ 27.201  $ 20.178  $ 20.390  $ 18.096  $ 16.720  $ 14.243  $ 14.166
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Units
 outstanding at end of period
 (in thousands)                 108,466   108,147    96,383    76,865    67,016    53,464    32,856    19,420    10,888     7,037
---------------------------------------------------------------------------------------------------------------------------------


                            10    - PROSPECTUS

                                                                    Year Ended December 31,
                                 1998      1997      1996      1995      1994      1993      1992      1991      1990      1989
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period           $ 10.000        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 10.849        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                   4,962        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $ 25.575  $ 22.682  $ 20.390  $ 17.476  $ 17.890  $ 15.173  $ 12.923  $  9.055  $ 10.200  $ 10.624
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 23.742  $ 25.575  $ 22.682  $ 20.390  $ 17.476  $ 17.890  $ 15.173  $ 12.932  $  9.055  $ 10.200
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of (in
 thousands)                      18,670    17,697    16,479    13,646    11,462    11,174     7,076     3,296     2,072     2,680
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $ 19.959  $ 18.631  $ 18.448  $ 15.533  $ 16.277  $ 14.833  $ 13.994  $ 12.100  $ 11.414  $ 10.150
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 21.305  $ 19.959  $ 18.631  $ 18.448  $ 15.533  $ 16.277  $ 14.833  $ 13.994  $ 12.100  $ 11.414
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  29,232    26,461    29,395    30,489    33,516    37,806    27,611    16,368     8,107     5,399
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
 SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 end of period                 $ 11.451  $ 10.000        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 13.403  $ 11.451        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                   8,642     4,787        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
 AND INCOME SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period           $ 11.776  $ 10.000        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 12.922  $ 11.776        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                   9,450     7,320        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period           $  9.850  $ 10.000        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 11.226  $  9.850        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                   4,790     4,026        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period           $ 10.000        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 11.432        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                   9,336        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $  1.483  $  1.429  $  1.379  $  1.325  $  1.294  $  1.277  $  1.250  $  1.197  $  1.124  $  1.045
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $  1.538  $  1.483  $  1.429  $  1.379  $  1.325  $  1.294  $  1.277  $  1.250  $  1.197  $  1.124
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 194,641   136,311   140,033   107,934   144,950    68,677    80,182    62,638    64,849    21,986
---------------------------------------------------------------------------------------------------------------------------------



                            11    - PROSPECTUS

                                                                    Year Ended December 31,
                                 1998      1997      1996      1995      1994      1993      1992      1991      1990      1989
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date May 2, 1994)
Accumulation Unit Value at
 beginning of period           $ 20.223  $ 16.635  $ 15.312  $ 10.718  $ 10.000        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 24.805  $ 20.223  $ 16.635  $ 15.312  $ 10.718        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  44,315    42,525    38,289    15,860     3,681        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period           $ 11.597  $ 10.000        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 12,151  $ 11.597        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                   8,158     6,466        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period           $ 10.000        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $  9.980        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     922        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT
 (Inception date October 1,
 1998)
Accumulation Unit Value at
 beginning of period           $ 10.000        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 12.497        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     522        --        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND
 INCOME SUB-ACCOUNT
 (Inception date May 4, 1992)
Accumulation Unit Value at
 beginning of period           $ 20.143  $ 16.072  $ 14.075  $ 10.889  $ 11.876  $ 10.618  $ 10.000        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 22.826  $ 20.143  $ 16.072  $ 14.075  $ 10.889  $ 11.876  $ 10.618        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  23,490    22,198    23,096    22,892    23,090    26,176     5,956        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period           $ 12.151  $ 10.000        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 14.316  $ 12.151        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                   8,596     5,662        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $ 45.197  $ 36.228  $ 32.520  $ 23.445  $ 23.530  $ 20.102  $ 18.472  $ 12.822  $ 13.272  $ 10.170
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                 $ 55.426  $ 45.197  $ 26.228  $ 32.520  $ 23.445  $ 23.530  $ 10.102  $ 18.472  $ 12.822  $ 13.272
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  47,034    47,284    45,912    36,379    29,315    21,915    14,667     8,419     3,714     2,968
---------------------------------------------------------------------------------------------------------------------------------


                            12    - PROSPECTUS

HIGHLIGHTS

      -------------------------------------------------------------------


HOW DO I PURCHASE THIS ANNUITY?


You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase Program-Registered Trademark- or are part of certain retirement plans.



 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.



WHAT TYPE OF SALES CHARGE WILL I PAY?


You pay a sales charge when you purchase your annuity and when you make additional premium payments to your annuity. The percent of the sales charge depends on the size of your premium payment to date. The bigger your premium payment to date, the lower the percentage of your sales charge:



CUMULATIVE
PREMIUM PAYMENT                                   SALES CHARGE
-----------------------------------------------  ---------------
Up          to $ 49,999.99                                5.5%
$50,000     to $ 99,999.99                                4.5%
$100,000    to $249,999.99                                3.5%
$250,000    to $499,999.99                                2.5%
$500,000    to $999,999.99                                2.0%
$1,000,000  and over                                      1.0%



If you have other annuities with us, under a program called "RIGHTS OF ACCUMULATION", we might include those assets when determining your sales charge for this annuity. Ask your financial consultant or call us to see if your other annuities qualify.



You might be able to lower the sales charge you pay when you purchase your annuity by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this annuity. On the date you purchase your annuity, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower percentage sales charge than if you made one initial investment and several premium payments later on. Think about the planned premium payments for your Letter of Intent carefully. If you don't make all the premium payments you plan on making, we will recalculate the sales charge for the amounts we actually received in the 13-month period. If the percentage sales charge on the actual amount received is more than the percentage sales charge we actually deducted, we will deduct the outstanding sales charge proportionally from all your Accounts.



IS THERE AN ANNUAL MAINTENANCE FEE?


We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000.



WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?


In addition to the Annual Maintenance Fee, you pay three other types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:



A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 0.80% of your Contract Value invested in the Funds.



The second type of charge is the fee you pay for the Funds.



Currently, Fund charges range from 0.500% to 1.600% annually of the average daily value of the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.



CAN I TAKE OUT ANY OF MY MONEY?


You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts, or after Annuity Payouts begin under the Payment for a Designated Period Annuity Payout Option.



x You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.



x You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.



WILL HARTFORD PAY A DEATH BENEFIT?


Your Contract has a Death Benefit and we also offer an Optional Interest Accumulation Death Benefit ("Optional Death Benefit") that you can elect for an additional fee. We pay the Death Benefit or the Optional Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds. We calculate the Death Benefit or the Optional Death Benefit as of the date we receive a certified death certificate or other legal document acceptable to us.



If you do not elect the Optional Death Benefit, the Death Benefit will be the greater of:



- the total Premium Payments you have made to us minus any amounts you have Surrendered;



- the Contract Value of your annuity, or


                            13    - PROSPECTUS

- your Maximum Anniversary Value, which is described below.



The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries, of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.



If you elect the Optional Death Benefit, the Death Benefit will be the greater of:



- the total Premium Payments you have made to us minus any Surrenders;



- the Contract Value of your annuity;



- your Maximum Anniversary Value or



- your Interest Accumulation Value.



Assuming you have not taken any Surrenders, your Interest Accumulation Value is calculated by accumulating interest on your Premium Payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, whichever is earlier. If you have taken any Surrenders, the 5% will be accumulated on your Premium Payments, but we will make an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. The Optional Death Benefit is limited to a maximum of 200% of Premium Payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of .15% of your Contract Value invested in the Funds.



WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?


When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Option 1 -- Life Annuity, Option 2 -- Life Annuity with Cash Refund, Option 3 -- Life Annuity with Payments for a Period Certain, Option 4 -- Joint and Last Survivor Life Annuity, Option 5 -- Joint and Last Survivor Life Annuity with Payments for a Period Certain, and Option 6 -- Payments for a Period Certain. We may make other Annuity Payout Options available at any time.



You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make payments under the Life Annuity with a ten-year Period Certain Annuity Payout Option.



GENERAL CONTRACT INFORMATION

      -------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS



                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING             BASIS OF RATING
-------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.                1/1/99      A+     Financial performance
-------------------------------------------------------------------------------------------------
Standard & Poor's                          6/1/98     AA      Insurer financial strength
-------------------------------------------------------------------------------------------------
Duff & Phelps                            12/21/98     AA+     Claims paying ability
-------------------------------------------------------------


THE SEPARATE ACCOUNT
The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on March 31, 1993 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or

                            14    - PROSPECTUS

Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS
The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT ASIA PACIFIC GROWTH FUND Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

PUTNAM VT DIVERSIFIED INCOME FUND Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

PUTNAM VT GLOBAL GROWTH FUND Seeks capital appreciation through a globally diversified portfolio of common stocks.

PUTNAM VT GROWTH AND INCOME FUND Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND Seeks capital appreciation by investing primarily in common stocks and other securities of companies in the health sciences industries.

PUTNAM VT HIGH YIELD FUND Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT INCOME FUND (formerly Putnam VT U.S. Government and High Quality Bond
Fund) Seeks high current income consistent with what Putnam Management believes to be prudent risk. The Fund will normally invest mostly in bonds and other debt securities, and, to a lesser degree, in preferred stocks.

PUTNAM VT INTERNATIONAL GROWTH FUND Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that Putnam Management believes offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that Putnam Management believes offer potential for current income. Under

                            15    - PROSPECTUS
normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

PUTNAM VT INVESTORS FUND Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

PUTNAM VT MONEY MARKET FUND Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

PUTNAM VT NEW OPPORTUNITIES FUND Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

PUTNAM VT NEW VALUE FUND Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.

PUTNAM VT RESEARCH FUND Seeks capital appreciation. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

PUTNAM VT SMALL CAP VALUE FUND Seeks capital appreciation. The Fund will generally invest in value stocks, which stocks are those that Putnam Management believes are currently undervalued compared to their true worth.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

PUTNAM VT VISTA FUND Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

PUTNAM VT VOYAGER FUND Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.



VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:



- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.



- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.


                            16    - PROSPECTUS

- Arrange for the handling and tallying of proxies received from Contract Owners. Vote all Fund shares attributable to your Contract according to instructions received from you, and



- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.



If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under Your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.



We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



PERFORMANCE RELATED INFORMATION

      -------------------------------------------------------------------


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.



The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.



If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.



The Money Market Fund Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.



The Separate Account may also disclose YIELD for periods prior to the date the Separate Account commenced operations. For these periods, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those


                            17    - PROSPECTUS
currently assessed against the Sub-Accounts. No yield disclosure for periods prior to the date of the Separate Account will be used without the yield disclosure for periods as of the date of the inception of the Separate Account.



We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.



THE FIXED ACCUMULATION FEATURE

      -------------------------------------------------------------------


IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.



Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.



IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.



From time to time, we may credit increased interest rates under certain programs established in our sole discretion.



DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS: Currently, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program. Contract owners who purchase their Contracts in New York have a different DCA Plus Program. Currently, only one DCA Plus Program transfer period is available in New York, but that period allows transfers to selected Sub-Accounts in 3 to 12 months.



The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive


                            18    - PROSPECTUS
complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.



You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.



We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact us to determine if it is available in your state.



You may only have one DCA program in place at one time. The Fixed Accumulation Feature and Dollar Cost Averaging Plus Program are not available in Oregon.



THE CONTRACT

      -------------------------------------------------------------------


PURCHASES AND CONTRACT VALUE
WHAT TYPES OF CONTRACTS ARE AVAILABLE?


The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:



- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;



- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;



- Individual Retirement Annuities adopted according to Section 408 of the Code;



- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and



- Certain eligible deferred compensation plans as defined in Section 457 of the Code.



The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.



HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.



You and your Annuitant must not be older than age 85 on the date that your Contract is issued . You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.



HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Net Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be processed on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Net Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Net Premium Payment.



If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or


                            19    - PROSPECTUS
keep the Premium Payment if you authorize us to keep it until your provide the necessary information.



CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?


We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Sales Charge during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.



You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.



The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.



HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?


The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.



When Net Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Net Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Net Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.



To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.



The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:



- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by



- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus



- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charge.



We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.



CAN I TRANSFER FROM ONE
SUB-ACCOUNT TO ANOTHER?


TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:



- Require a minimum time period between each transfer,



- Limit the dollar amount that may be transferred on any one Valuation Day, and



- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.



We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.



Some states may have different restrictions.



FIXED ACCUMULATION FEATURE TRANSFERS: During each Contract Year, you may make transfers out of the Fixed


                            20    - PROSPECTUS

Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:



- 30% of your total amount in the Fixed Accumulation Feature, or



- An amount equal to the largest previous transfer.


These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.



If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.



FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.



TELEPHONE TRANSFERS -- In most states, you can make transfers by calling us at
(800) 521-0538. Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone requests that we believe are genuine. We will use reasonable procedures to confirm that telephone instructions are genuine, including requiring that callers provide certain identification information and recording all telephone transfer instructions.



POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.



CHARGES AND FEES


There are 5 charges and fees associated with the Contract:



1. SALES CHARGE



The purpose of the Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and their sales personnel, the cost of preparing sales literature and other promotional activities. If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay them from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.



You pay a Sales Charge when you purchase your annuity and when you make additional premium payments to your annuity. The amount of the Sales Charge depends on the size of your premium payment. The bigger your premium payments, the lower the percentage of your Sales Charge:



CUMULATIVE
PREMIUM PAYMENT                                   SALES CHARGE
-----------------------------------------------  ---------------
Up          to $ 49,999.99                                5.5%
$  50,000   to $ 99,999.99                                4.5%
$ 100,000   to $249,999.99                                3.5%
$ 250,000   to $499,999.99                                2.5%
$ 500,000   to $999,999.99                                2.0%
$1,000,000  and over                                      1.0%



If you have other annuities with us, under a program called "Rights of Accumulation", we might include those assets when determining your sales charge for this annuity. Ask your financial consultant or call us to see if your other annuities qualify.



You might be able to lower the Sales Charge you pay when you purchase your annuity by signing a LETTER OF INTENT. This is a contract between us where you decide how much you want to invest in the 13 months from the date you purchase this annuity. On the date you purchase your annuity, we deduct the sales charge based on the total amount you plan on investing over the following 13 months. This usually results in a lower sales charge than if you made one initial investment and several premium payments later on. Think about the planned premium payments for your Letter of Intent carefully. If you don't make all the premium payments you plan on making, we will recalculate the sales charge for the amounts we received in the 13 month period. If it turns out you owe us additional money, we will deduct this amount proportionally from your Accounts.



2. MORTALITY AND EXPENSE RISK CHARGE



For assuming mortality and expense risks under the Contract, we deduct a daily charge at the rate of 0.80% per year of Sub-Account Value (estimated at .90% for mortality and .35% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:



- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Net Premium Payments are accumulating and those made once Annuity Payouts have begun.



During the period your Net Premium Payments are accumulating, we may experience a loss resulting from the death of an Annuitant or Contract Owner before commencement of Annuity payments in periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.


                            21    - PROSPECTUS

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.



- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.



Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.



3. ANNUAL MAINTENANCE FEE



The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.



WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?



We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.



4. PREMIUM TAXES



We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.



5. CHARGES AGAINST THE FUNDS



The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.



WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.



DEATH BENEFIT
WHAT IS THE DEATH BENEFIT AND THE OPTIONAL DEATH BENEFIT AND HOW ARE THEY CALCULATED?


Your Contract has a Death Benefit and we offer an Optional Interest Accumulation Death Benefit ("Optional Death Benefit") that you can elect for an additional fee. We pay the Death Benefit or the Optional Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds. We calculate the Death Benefit or the Optional Death Benefit as of the date we receive a certified death certificate or other legal document acceptable to us. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.



If you do not elect the Optional Death Benefit, the Death Benefit will be the greater of:



- the total Premium Payments you have made to us minus any amounts you have Surrendered;



- the Contract Value of your annuity, or



- your Maximum Anniversary Value, which is described below.



The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries, of Contract Values,


                            22    - PROSPECTUS

Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.



If you elect the Optional Death Benefit, the Death Benefit will be the greater of:



- the total Premium Payments you have made to us minus any Surrenders;



- the Contract Value of your annuity;



- your Maximum Anniversary Value or



- your Interest Accumulation Value.



Assuming you have not taken any Surrenders, your Interest Accumulation Value is calculated by accumulating interest on your Premium Payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, whichever is earlier. If you have taken any Surrenders, the 5% will be accumulated on your Premium Payments, but we will make an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. The Optional Death Benefit is limited to a maximum of 200% of Premium Payments, less proportional adjustments for any Surrenders. If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.



HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.



The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.



REQUIRED DISTRIBUTIONS: If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.



If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.



If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.



WHO WILL RECEIVE THE DEATH BENEFIT?


The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.


                            23    - PROSPECTUS

IF DEATH OCCURS BEFORE
THE ANNUITY COMMENCEMENT DATE:



IF THE DECEASED
IS THE...        AND...                                AND...                                THEN THE...
---------------------------------------------------------------------------------------------------------------------------------
Contract Owner   There is a surviving joint Contract   The Annuitant is living or deceased   Joint Contract Owner receives the
                 Owner                                                                       Death Benefit.
---------------------------------------------------------------------------------------------------------------------------------
Contract Owner   There is no surviving joint Contract  The Annuitant is living or deceased   Designated Beneficiary receives the
                 Owner                                                                       Death Benefit.
---------------------------------------------------------------------------------------------------------------------------------
Contract Owner   There is no surviving joint Contract  The Annuitant is living or deceased   Contract Owner's estate receives the
                 Owner and the Beneficiary                                                   Death Benefit.
                 predeceases the Contract Owner
---------------------------------------------------------------------------------------------------------------------------------
Annuitant        The Contract Owner is living          There is no named Contingent          Death Benefit is paid to the
                                                       Annuitant                             Contract Owner and not the
                                                                                             designated Beneficiary.
---------------------------------------------------------------------------------------------------------------------------------
Annuitant        The Contract Owner is living          The Contingent Annuitant is living    Contingent Annuitant becomes the
                                                                                             Annuitant, and the Contract
                                                                                             continues.



IF DEATH OCCURS ON OR AFTER
THE ANNUITY COMMENCEMENT DATE:



IF THE
DECEASED IS
THE...        AND...                                       THEN THE...
------------------------------------------------------------------------------------------------------
Contract      The Annuitant is living                      Designated Beneficiary becomes the Contract
Owner                                                      Owner
------------------------------------------------------------------------------------------------------
Annuitant     The Contract Owner is living                 Contract Owner receives the Death Benefit.
------------------------------------------------------------------------------------------------------
Annuitant     The Annuitant is also the Contract Owner     Designated Beneficiary receives the Death
                                                           Benefit.



THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.



WHAT SHOULD THE BENEFICIARY CONSIDER?



ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS: The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.



If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.



SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the Spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit or the Optional Death Benefit, if the spouse had elected to receive the Death Benefit amount. This is available only once for each Contract.



SURRENDERS
WHAT KINDS OF SURRENDERS ARE AVAILABLE?



FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE: When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.



PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE: You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:



- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and



- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.



FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE: You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges.


                            24    - PROSPECTUS

The Commuted Value is determined on the day we receive your written request for Surrender.



PARTIAL SURRENDERS ARE ALLOWED AFTER THE ANNUITY COMMENCEMENT DATE IF YOU ELECT THE PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION, BUT CHECK WITH YOUR TAX ADVISOR BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES.



HOW DO I REQUEST A SURRENDER?


Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.



WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



- your tax withholding amount or percentage, if any, and your mailing address.



If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.



TELEPHONE REQUESTS: To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.



We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.



Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.



COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.



WHAT SHOULD BE CONSIDERED ABOUT TAXES?



There are certain tax consequences associated with Surrenders:



PRIOR TO AGE 59 1/2: If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.



WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.



MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR:



If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.



INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.



WE ENCOURAGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.


                            25    - PROSPECTUS

ANNUITY PAYOUTS

      -------------------------------------------------------------------


THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:



1.  When do you want Annuity Payouts to begin?



2.  Which Annuity Payout Option do you want to use?



3.  How often do you want to receive Annuity Payouts?



4.  What is the Assumed Investment Return?



5.  Do you want fixed dollar amount or variable dollar amount Annuity Payouts?



Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.



1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?



You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the 15th day of the month of the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to any laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.



The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.



All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.



2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?



Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options.



OPTION 1 -- LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.



OPTION 2 -- LIFE ANNUITY WITH A CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return.



OPTION 3 -- LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to (a) continue Annuity Payouts for the remainder of the guaranteed number of years or (b) receive the Commuted Value in one sum.



OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:



- Remain the same at 100%, or



- Decrease to 66.67%, or



- Decrease to 50%.



For variable dollar amount Annuity Payouts, these percentages represent Annuity Units; for fixed dollar amount Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.



OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We make Annuity Payouts during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee to make those Annuity Payouts for a time period you select which is not less than 5 years and no more than 100 years minus your Annuitant's age. If both the Annuitant and your Joint Annuitant die before the time period selected is over, we will pay the remaining value to your Beneficiary.



OPTION 6 -- PAYMENTS FOR A DESIGNATED PERIOD -- We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years. If the


                            26    - PROSPECTUS

Annuitant dies before the end of the specified time, we will pay the Beneficiary the present value of the annuity in one lump sum or continue making the remaining payments to the Beneficiary.



 - You may Surrender your Annuity under this Annuity Payout Option after Annuity Payouts have started, provided you have selected the variable dollar amount Annuity Payout.



IMPORTANT INFORMATION:



- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE PAYMENTS FOR A DESIGNATED PERIOD ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.



- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain.



- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Annuity Payout Option 1 -- Life Annuity.



3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?



In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:



- monthly,



- quarterly,



- semi-annually, or



- annually.



Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.



4. WHAT IS THE ASSUMED INVESTMENT RETURN?



The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.



Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.



For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.



Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.



5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?



You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.



FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.



VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.



The dollar amount of the first variable Annuity Payout depends on:



- the Annuity Payout Option chosen,



- the Annuitant's attained age and gender (if applicable), and,



- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table


                            27    - PROSPECTUS

- the Assumed Investment Return



The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.



The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:



Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.



The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.



TRANSFER OF ANNUITY UNITS: After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.



OTHER PROGRAMS AVAILABLE

      -------------------------------------------------------------------


INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.



AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.



AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor - ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.



OTHER INFORMATION

      -------------------------------------------------------------------


ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.



CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.



HOW CONTRACTS ARE SOLD: Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-


                            28    - PROSPECTUS

Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.



Commissions will be paid by Hartford and will not be more than 6% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.



Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.



In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.



The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.



YEAR 2000



IN GENERAL The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.



The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices, including Hartford's foreign operations. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.



INTERNAL YEAR 2000 EFFORTS AND TIMETABLE Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates


                            29    - PROSPECTUS
that such activity will continue into the fourth quarter of 1999.



THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of December 31, 1998, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.



YEAR 2000 COSTS The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $4 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.



RISKS AND CONTINGENCY PLANS If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.



Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.



LEGAL MATTERS AND EXPERTS


There are no material legal proceedings pending to which the Separate Account is a party.



Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.



The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



MORE INFORMATION


You may call your Representative if you have any questions or write or call us at the address below:



  Hartford Life Insurance Company
  Attn: IPS
  P.O. Box 5085
  Hartford, Connecticut 06102-5085.
  Telephone: (800) 521-0538


                            30    - PROSPECTUS

FEDERAL TAX CONSIDERATIONS
      -------------------------------------------------------------------

What are some of the federal tax consequences that affect these Contracts?

A.  GENERAL
Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT
The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS
Section 72 of the Code governs the taxation of annuities in general.

1. NON-NATURAL PERSONS, CORPORATIONS, ETC. Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

2. OTHER CONTRACT OWNERS (NATURAL PERSONS). A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a.  DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

 i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result,

                            31    - PROSPECTUS
      any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE. Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

 i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS. Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d.  10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
PAYMENTS.

 i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY

                            32    - PROSPECTUS

OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982. If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f.  REQUIRED DISTRIBUTIONS

 i. Death of Contract Owner or Primary Annuitant

Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election must be made and payments must begin within a year of the death.

 iii. Spouse Beneficiary

If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

3. DIVERSIFICATION REQUIREMENTS. The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the

                            33    - PROSPECTUS
diversification requirements in a manner that will maintain adequate diversification.

4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT. In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING
The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

1. NON-PERIODIC DISTRIBUTIONS. The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If there is no election to waive withholding, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

2.  PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR). The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING TAX-QUALIFIED RETIREMENT PLANS
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                            34    - PROSPECTUS

APPENDIX I - INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS
      -------------------------------------------------------------------

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and, in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation

                            35    - PROSPECTUS

Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4.  INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")UNDER SECTION 408

TRADITIONAL IRAs. Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAs. Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs. Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

                            36    - PROSPECTUS

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING Withholding In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

                            37    - PROSPECTUS

TABLE OF CONTENTS TO
STATEMENT OF ADDITIONAL INFORMATION
      -------------------------------------------------------------------

SECTION                                       PAGE
-----------------------------------------------------------
Description of Hartford Life Insurance
 Company
-----------------------------------------------------------
Safekeeping of Assets
-----------------------------------------------------------
Independent Public Accountants
-----------------------------------------------------------
Distribution of Contracts
-----------------------------------------------------------
Calculation of Yield and Return
-----------------------------------------------------------
Performance Comparisons
-----------------------------------------------------------
Financial Statements
-----------------------------------------------------------

                            38    - PROSPECTUS

This form must be completed for all tax sheltered annuities.

SECTION 403(B)(11) ACKNOWLEDGMENT FORM
---------------------------------------------------------------

The Putnam Hartford Capital Manager that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

        a. attained age 59 1/2,

        b. separated from service,

        c. died, or

        d. become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Putnam Hartford Capital Manager Variable Annuity. Please refer to your Plan.

Please complete the following and return to:

        Hartford Life and Annuity Insurance Company
       Individual Annuity Services
       P.O. Box 5085
       Hartford, CT 06102-5085
Name of Contract Owner/Participant _____________________
Address ________________________________________________
City or Plan/School District ___________________________
Date: __________________________________________________
Contract No: ___________________________________________
Signature: _____________________________________________

--------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

       Hartford Life and Annuity Insurance Company
       Attn: Individual Annuity Services
       P.O. Box 5085
       Hartford, CT 06102-5085

Please send a Statement of Additional Information to me at the following address:

-------------------------------------------------------
Name

-------------------------------------------------------
Address

-------------------------------------------------------
City/State                                                 Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                        PUTNAM HARTFORD CAPITAL MANAGER A


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company Attn: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085.





Date of Prospectus:

Date of Statement of Additional Information:












333-66935

                                TABLE OF CONTENTS

SECTION                                                           PAGE
-------                                                           ----

DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY.....     3

SAFEKEEPING OF ASSETS .........................................     3

INDEPENDENT PUBLIC ACCOUNTANTS ................................     3

DISTRIBUTION OF CONTRACTS......................................     3

CALCULATION OF YIELD AND RETURN................................     4

PERFORMANCE COMPARISONS........................................     9

FINANCIAL STATEMENTS ..........................................

           DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              HARTFORD'S RATINGS

------------------------------------------- ---------------------- -------------- ------------------------------------
              Rating Agency                       Effective           Rating                Basis of Rating
                                               Date of Rating
------------------------------------------- ---------------------- -------------- ------------------------------------
A.M. Best and Company, Inc.                        1/1/99               A+        Financial performance
------------------------------------------- ---------------------- -------------- ------------------------------------
Standard & Poor's                                  6/1/98               AA        Insurer financial strength
------------------------------------------- ---------------------- -------------- ------------------------------------
Duff & Phelps                                     12/21/98              AA+       Claims paying ability
------------------------------------------- ---------------------- -------------- ------------------------------------

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                     INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 6% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1998: $46,531,128, 1997: $66,116,496 and 1996: $109,275,713. HSD has
retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF THE PUTNAM MONEY MARKET FUND SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of the Putnam Money Market Fund Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

                                                 365/7
     Effective Yield = [(Base Period Return + 1)      ] - 1

The yield and effective yield for the seven day period ending December 31, 1998 for the Putnam Money Market Fund Sub-Account is as follows:

                             ($30 Annual Maintenance Fee)

-------------------------------------------------------------------------------
SUB-ACCOUNT                       YIELD                        EFFECTIVE YIELD
-------------------------------------------------------------------------------
Putnam Money Market*              3.92%                             4.00%
-------------------------------------------------------------------------------

* Yield and effective yield for the seven day period ending December 31, 1998.

THE PUTNAM MONEY MARKET FUND SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

YIELDS OF THE PUTNAM DIVERSIFIED INCOME, PUTNAM GROWTH AND INCOME, PUTNAM INTERNATIONAL GROWTH AND INCOME, PUTNAM HIGH YIELD, AND PUTNAM INCOME SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of these two Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying fund's "net asset value per share" for the same period in addition to the daily expense charge assessed at the sub-account level for the respective period. These Sub-Accounts' yields will vary from time to time depending upon market conditions and the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Funds.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset based charges assessed under the Contract over the base period. Yield quotations based on a 30 day period ended December 31, 1998 were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where    A = Dividends and interest earned during the period.
         B = Expenses accrued for the period (net of reimbursements).
         C = The average daily number of units outstanding during the period that were entitled to receive dividends.
         D = The maximum offering price per unit on the last day of the period.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

-------------------------------------------------------------------------------
SUB-ACCOUNT                                                     YIELD
-------------------------------------------------------------------------------
Putnam Growth and Income**                                      0.61%
-------------------------------------------------------------------------------
Putnam Global Asset Allocation**                                1.17%
-------------------------------------------------------------------------------
Putnam High Yield**                                             9.63%
-------------------------------------------------------------------------------
Putnam Utilities Growth and Income**                            1.90%
-------------------------------------------------------------------------------
Putnam Income**                                                 4.95%
-------------------------------------------------------------------------------
Putnam Diversified Income**                                     6.51%
-------------------------------------------------------------------------------

** Yield quotation based on a 30 day period ended December 31, 1998.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts for the 1, 5, and 10 year periods ended December 31, 1998. (These returns assume a mortality and risk expense charge of 1.50% and an Annual Maintenance Fee of $30.) There is no information for Putnam Small Cap Value Sub-Account because as of December 31, 1998, the Sub-Account had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR
                          YEAR ENDED DECEMBER 31, 1998

-------------------------------------------------------------------------------
SUB-ACCOUNT             INCEPTION   1 YEAR   5 YEAR   10 YEAR   SINCE INCEPTION
                          DATE
-------------------------------------------------------------------------------
Putnam Asia Pacific
  Growth                 5/1/95    -14.43%     N/A      N/A         -8.75%
-------------------------------------------------------------------------------
Putnam Diversified
  Income Fund           9/15/93   -10.74%    0.40%     N/A          0.22%
-------------------------------------------------------------------------------
Putnam The George
Putnam Fund of Boston    5/1/98      N/A       N/A      N/A         -5.83%
-------------------------------------------------------------------------------
Putnam Global Asset
  Allocation             2/1/88     3.44%     8.70%    8.65%          N/A
-------------------------------------------------------------------------------
Putnam Global Growth     5/1/90    18.55%     9.51%     N/A          8.11%
-------------------------------------------------------------------------------
Putnam Growth and
  Income                 2/1/88     5.09%     14.10   12.15%          N/A
-------------------------------------------------------------------------------
Putnam Health
  Sciences               5/1/98      N/A       N/A      N/A         -0.17%
-------------------------------------------------------------------------------
Putnam High Yield        2/1/88    -14.78%    2.24%    5.72%          N/A
-------------------------------------------------------------------------------
Putnam International
  Growth                 1/2/97     8.07%      N/A      N/A         10.14%
-------------------------------------------------------------------------------
Putnam International
  Growth and Income      1/2/97     1.26%      N/A      N/A          8.21%
-------------------------------------------------------------------------------
Putnam International
  New Opportunities      1/2/97    16.91%      N/A      N/A          5.78%
-------------------------------------------------------------------------------
Putnam Investors         5/1/98      N/A       N/A      N/A          5.71%
-------------------------------------------------------------------------------
Putnam New
  Opportunities          5/2/94    13.46%      N/A      N/A         18.14%
-------------------------------------------------------------------------------
Putnam New Value         1/2/97    -3.52%      N/A      N/A          4.77%
-------------------------------------------------------------------------------
Putnam OTC &
  Emerging Growth        5/1/98      N/A       N/A      N/A         -8.32%
-------------------------------------------------------------------------------
Putnam Research         10/1/98     N/A       N/A      N/A         15.15%
-------------------------------------------------------------------------------
Putnam Income            2/1/88    -1.55%     1.77%    5.18%          N/A
-------------------------------------------------------------------------------
Putnam Utilities Growth
  and Income Bond        5/1/92     4.68%     10.38     N/A          9.97%

-------------------------------------------------------------------------------
Putnam Vista Fund        1/2/97     9.04%      N/A      N/A         14.14%
-------------------------------------------------------------------------------
Putnam Voyager           2/1/88    13.45%     15.32   16.58%          N/A
-------------------------------------------------------------------------------
Putnam Money Market      2/1/88    -4.40%     -0.26    0.95%          N/A
-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted and the time periods used to calculate return as based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


The following are the non-standardized annualized total return quotations for the Sub-Accounts for the 1, 5, and 10 year periods ended December 31, 1998. (These returns assume a mortality and risk expense charge of 1.50% and an Annual Maintenance Fee of $30.) There is no information for the Putnam Small Cap Value Sub-Account because as of December 31, 1998 the Sub-Account had not commenced operation.

          NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE
              THE INCEPTION DATE OF THE SEPARATE ACCOUNT FOR
                       YEAR ENDED DECEMBER 31, 1998

-------------------------------------------------------------------------------
SUB-ACCOUNT             INCEPTION   1 YEAR   5 YEAR   10 YEAR   SINCE INCEPTION
                          DATE
-------------------------------------------------------------------------------
Putnam Asia Pacific
  Growth                 5/1/95    -6.28%      N/A      N/A         -3.73%
-------------------------------------------------------------------------------
Putnam Diversified
  Income                9/15/93   -2.38%     4.61%     N/A          4.74%
-------------------------------------------------------------------------------
Putnam The George
Putnam Fund of Boston    5/1/98      N/A       N/A      N/A          2.83%
-------------------------------------------------------------------------------
Putnam Global Asset
  Allocation             2/1/88    12.64%     12.78   11.63%          N/A
-------------------------------------------------------------------------------
Putnam Global Growth     5/1/90    28.62%     13.71     N/A         11.62%
-------------------------------------------------------------------------------
Putnam Growth and
  Income                 2/1/88    14.38%     17.99   14.94%          N/A
-------------------------------------------------------------------------------
Putnam Health
  Sciences               5/1/98      N/A       N/A      N/A          8.82%
-------------------------------------------------------------------------------
Putnam High Yield        2/1/88    -6.64%     6.32%    8.87%          N/A
-------------------------------------------------------------------------------
Putnam International
  Growth                 1/2/97    17.54%      N/A      N/A         16.33%
-------------------------------------------------------------------------------
Putnam International
  Growth and Income      1/2/97    10.32%      N/A      N/A         14.29%
-------------------------------------------------------------------------------
Putnam International
  New Opportunities      1/2/97    26.88%      N/A      N/A         12.09%
-------------------------------------------------------------------------------
Putnam Investors         5/1/98      N/A       N/A      N/A         15.04%
-------------------------------------------------------------------------------
Putnam New
  Opportunities          5/2/94    23.24%      N/A      N/A         22.04%
-------------------------------------------------------------------------------
Putnam New Value         1/2/97     5.27%      N/A      N/A         10.77%
-------------------------------------------------------------------------------
Putnam OTC &
  Emerging Growth        5/1/98      N/A       N/A      N/A          0.19%
-------------------------------------------------------------------------------
Putnam Research         10/1/98     N/A       N/A      N/A         25.03%
-------------------------------------------------------------------------------
Putnam Income            2/1/88     7.35%     6.02%    8.19%          N/A
-------------------------------------------------------------------------------
Putnam Utilities Growth
  and Income Bond        5/1/92    13.95%     14.50     N/A         13.68%
-------------------------------------------------------------------------------
Putnam Vista Fund        1/2/97    18.56%      N/A      N/A         20.36%
-------------------------------------------------------------------------------
Putnam Voyager           2/1/88    23.23%     19.23   19.02%          N/A
-------------------------------------------------------------------------------
Putnam Money Market      2/1/88     4.34%     4.01%    4.43%          N/A
-------------------------------------------------------------------------------

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include about 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/ Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/ Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated
"Baa" or higher ("investment grade") by a nationally recognized rating agency.

                                       PART C

                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriter Agreement.(2)

          (3)  (b)  Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a)  Certificate of Incorporation of Hartford.(3)

          (6)  (b)  Bylaws of Hartford.(1)

          (7)  Not applicable.

          (8)  Not applicable.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants will be provided by amendment.

          (11) Financial statements will be provided by amendment.

          (12) Not applicable.

-----------------------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor

------------------------------------------------------------------------------
 NAME                         POSITION WITH HARTFORD
------------------------------------------------------------------------------
 Wendell J. Bossen            Vice President
------------------------------------------------------------------------------
 Gregory A. Boyko             Senior Vice President, Director*
------------------------------------------------------------------------------
 Peter W. Cummins             Senior Vice President
------------------------------------------------------------------------------
 Timothy M. Fitch             Vice President
------------------------------------------------------------------------------
 Mary Jane B. Fortin          Vice President & Chief Accounting Officer
------------------------------------------------------------------------------
 David T. Foy                 Senior Vice President & Treasurer
------------------------------------------------------------------------------
 Lynda Godkin                 Senior Vice President, General Counsel and
                              Corporate Secretary, Director*
------------------------------------------------------------------------------
 Lois W. Grady                Senior Vice President
------------------------------------------------------------------------------
 Stephen T. Joyce             Vice President
------------------------------------------------------------------------------
 Michael D. Keeler            Vice President
------------------------------------------------------------------------------
 Robert A. Kerzner            Senior Vice President
------------------------------------------------------------------------------
 Thomas M. Marra              Executive Vice President, Director*
------------------------------------------------------------------------------
 Joseph J. Noto               Vice President
------------------------------------------------------------------------------
 Craig R. Raymond             Senior Vice President and Chief Actuary
------------------------------------------------------------------------------
 Donald A. Salama             Vice President
------------------------------------------------------------------------------
 Lowndes A. Smith             President and Chief Executive Officer, Director*
------------------------------------------------------------------------------
 David M. Znamierowski        Senior Vice President, Director*
------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of ______________ there were _______ Contract Owners.

Item 28.  Indemnification

          Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article III, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
               Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
               Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
               Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust
               Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One

          Hartford Life and Annuity Insurance Company - Putnam Capital Manager
               Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Alpine Life Insurance Company - Separate Account One
          Alpine Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Royal Life Insurance Company - Separate Account One
          Royal Life Insurance Company - Separate Account Two

     (b)  Directors and Officers of HSD

          Name and Principal                Positions and Offices
          Business Address                   With  Underwriter
          ------------------                 --------------------
          Lowndes A. Smith              President and Chief Executive Officer,
                                        Director
          Thomas M. Marra               Executive Vice President, Director
          Peter W. Cummins              Senior Vice President
          Lynda Godkin                  Senior Vice President, General Counsel
                                        and Corporate Secretary
          David T. Foy                  Treasurer
          George R. Jay                 Controller

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

               The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                     SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 26th day of July, 1999.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT (Registrant)


*By:    Thomas M. Marra                             *By: /s/ Brian Lord
        -------------------------------------            ----------------------
        Thomas M. Marra, Senior Vice President               Brian Lord
                                                            Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
      (Depositor)

*By:    Thomas M. Marra
     -----------------------------------------
        Thomas M. Marra, Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Gregory A. Boyko, Senior Vice President,
    Director *                                    *By: /s/ Brian Lord
Lynda Godkin, Senior Vice President, General           -----------------------
    Counsel and Corporate Secretary, Director*             Brian Lord
Thomas M. Marra, Executive Vice                            Attorney-in-Fact
    President, Director *
Lowndes A. Smith, President and                    Dated:  July 26, 1999
    Chief Executive Officer, Director*
David M. Znamierowski, Senior Vice President,
    Director*

                                   EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(15) Copy of Power of Attorney.

(16) Organizational Chart.